Annual Total Returns [BarChart] - TCW Select Equities Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	3.87%
Annual Return 2012	15.80%
Annual Return 2013	29.02%
Annual Return 2014	7.51%
Annual Return 2015	12.19%
Annual Return 2016	(8.07%)
Annual Return 2017	32.80%
Annual Return 2018	2.22%
Annual Return 2019	36.02%
Annual Return 2020	39.33%